Investment Strategy - YA MarketVector Bitcoin and Ether Strategic Momentum Index ETF	Nov. 06, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the performance, before fees and expenses, of the Index. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the assets the comprise the Index — Bitcoin (“BTC”) and Ether (“ETH”) (the “Reference Assets”)— shares of exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-U.S. ETPs), that invest directly in, provide exposure to, replicate the performance of, or have price and trading characteristics similar to BTC and/or ETH (collectively, “Reference ETFs”).

The Fund seeks to achieve its investment objective by investing directly in BTC and ETH through the YA MarketVector Bitcoin and Ether Strategic Momentum Index (Cayman) Portfolio S.P. (the “BTC & ETH Subsidiary”), a wholly owned and controlled subsidiary organized under the laws of the Cayman Islands. Except as otherwise noted, references to the investment strategies and risks of the Fund include those of the BTC & ETH Subsidiary. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with those of the Subsidiary for purposes of determining compliance with the requirements of the Investment Company Act of 1940 (the “1940 Act”), including Section 8 (fundamental investment limitations) and Section 18 (capital structure and leverage). The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, and will structure its investments in the Subsidiary accordingly.

The Fund expects to invest (through the BTC & ETH Subsidiary) a majority of its assets directly in spot BTC and ETH. The Fund’s spot holdings of BTC and ETH will be maintained in custody with a qualified digital asset custodian (the “Crypto Custodian”). The Crypto Custodian will maintain control of the private keys associated with the Fund’s digital asset holdings and will implement policies and procedures designed to safeguard the Fund’s assets, including multi-signature access, cold storage, and security protocols consistent with industry standards.

The Fund will invest directly (and not through the BTC & ETH Subsidiary) at least 40% of its total assets in “investment securities” as such term is defined in the 1940 Act, including shares of Reference ETFs. The Reference ETFs may be domiciled or listed in the United States or in non-U.S. markets, as determined by the Adviser based on liquidity, trading efficiency, and regulatory considerations. The Fund may invest in the U.S. dollar share class of any non-U.S. Reference ETF where available. The Adviser will allocate portfolio assets among Reference ETFs based on factors such as trading costs, custody arrangements, tracking performance, and the overall liquidity profile of the Fund. These investments allow the Fund to satisfy applicable securities-registration and diversification requirements while maintaining exposure to the Reference Asset. These investments allow the Fund to satisfy applicable securities-registration and diversification requirements while maintaining exposure to the Reference Asset. Investments in Reference ETFs are expected to result in tracking variance relative to BTC and ETH due to differences in management fees, trading costs, and expenses.

Information About the Index

The Index methodology seeks to capture positive momentum between BTC and ETH cycles. The Index methodology evaluates the performance of BTC and ETH using a 90-day lookback period to determine whether the Index will be in an offensive allocation or a defensive allocation. The Index will be in an offensive allocation if at least one of BTC or ETH has exhibited positive momentum over the measurement period. The Index will be in a defensive allocation if both BTC and ETH have exhibited negative momentum over the measurement period. In periods signaling an offensive allocation, the Index allocates a greater weighting to the Reference Asset exhibiting stronger relative momentum over the look-back period, resulting in a 70% allocation to the stronger-performing Reference Asset and a 30% allocation to the other Reference Asset as of the quarterly rebalancing date. In periods signaling a defensive allocation, the Index allocates 50% to BTC and 50% to ETH as of the quarterly rebalancing date.

The Index is rebalanced on a quarterly basis in accordance with its methodology. The Fund employs a passive management (or indexing) investment approach designed to track the performance of the Index (minus fees and expenses of the Fund) and does not seek to outperform the Index or take defensive positions during market declines. Under normal circumstances, the Fund will invest substantially all of its assets in investments designed to provide exposure to BTC and ETH in proportions that correspond to the weightings of the Index.

The Fund may engage in reverse repurchase agreements and similar financing transactions involving U.S. government securities or investment-grade corporate securities to maintain its status as a “regulated investment company” (or “RIC”) under Subchapter M of the Internal Revenue Code, or for investment or leveraging purposes. The Fund may also invest in short-term U.S. government securities, cash equivalents, and money market instruments to manage liquidity, serve as collateral for derivatives positions, or provide temporary defensive positioning.
The Fund is classified as non-diversified under the 1940 Act, which means it may invest a greater percentage of its assets in a smaller number of issuers or single Reference Assets than a diversified fund.

Bitcoin History

BTC is a digital asset. The ownership and operation of BTC is determined by participants in an online, peer-to-peer network referred to as the “Bitcoin Network.” The Bitcoin Network is a relatively recent technological innovation, and the BTC that are created, transferred, used, and stored by entities and individuals have certain features associated with several types of assets, most notably commodities and currencies. The price of BTC on public digital asset exchanges and over-the-counter markets has a limited history. BTC prices on these exchanges and over-the-counter markets have been highly volatile and subject to influence by many factors, including supply and demand, market sentiment, adoption trends, macroeconomic conditions, and operational interruptions in the digital asset ecosystem.

The value of BTC is not backed by any government, corporation, or other centralized authority. Instead, its value is determined in part by supply and demand dynamics in markets created to facilitate the trading of BTC. Ownership and transaction records for BTC are secured through public-key cryptography. The total supply of BTC is limited to 21 million coins, as established by the Bitcoin Protocol. No single entity owns or operates the Bitcoin Network. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants known as “miners,” who run specialized computer hardware to validate transactions and secure the network, (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces it, and (3) users who choose which version of the Bitcoin software to run.

From time to time, developers suggest modifications to the Bitcoin software. If a sufficient number of miners and users elect not to adopt the proposed changes, a new digital asset, operating under an alternative version of the Bitcoin software, may be created. This event is referred to as a “fork.” The price of the BTC in which the Fund invests may reflect the impact of such forks or the market’s perception of potential forks.

The Bitcoin Network utilizes a proof-of-work consensus mechanism to validate transactions and record them on a public ledger known as the “blockchain.” In proof-of-work, miners expend computational resources to compete to add new blocks of transactions to the blockchain. Miners are rewarded with newly created BTC and transaction fees for successfully validating blocks. The rate at which new BTC are created through this process is reduced approximately every four years in an event known as the “halving,” which historically has affected the supply and market price of BTC.

Ethereum History ETH is a digital asset. The ownership and operation of ETH is determined by participants in an online, peer-to-peer network referred to as the “Ethereum Network.” The Ethereum Network is a recent technological innovation, and the ETH that are created, transferred, used and stored by entities and individuals have certain features associated with several types of assets, most notably commodities and currencies. The price of ETH on public digital asset exchanges and over-the-counter markets has a limited history. ETH prices on these exchanges and over-the-counter markets have been volatile and subject to influence by many factors, including operational interruptions.

The value of ETH is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ETH are protected through public-key cryptography. The supply of ETH is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of the ETH in which the Fund invests may reflect the impact of these forks.

In September 2022, the Ethereum Network’s consensus protocol transitioned from a proof-of-work to proof-of-stake protocol. Unlike proof-of-work, in which miners expend computational resources to compete to validate transactions and are rewarded coins in proportion to the amount of computational resources expended, in proof-of-stake, validators risk or “stake” coins to compete to be randomly selected to validate transactions and are rewarded coins in proportion to the amount of coins staked. Any malicious activity, such as disagreeing with the eventual consensus or otherwise violating protocol rules, results in the forfeiture or “slashing” of a portion of the staked coins.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the assets the comprise the Index — Bitcoin (“BTC”) and Ether (“ETH”) (the “Reference Assets”)— shares of exchange-traded funds (“ETFs”) and exchange-traded products (“ETPs”), including non-U.S. exchange-traded products (“non-U.S. ETPs), that invest directly in, provide exposure to, replicate the performance of, or have price and trading characteristics similar to BTC and/or ETH (collectively, “Reference ETFs”).